Qualitative and Quantitative Information of Financial Risks - Financial Liabilities Composition and Impact of Hedging Instrument on Statement of Financial Position (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total	€ 49,743	€ 49,681
Interest Rate Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	378,316	199,728
Financial liabilities, effect amortized cost	(496)	(549)
Total	377,820	199,179
Interest Rate Risk | Fix Through Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 151,927	€ 131,946
Percentage of Total	0.40	0.66
Interest Rate Risk | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 51,980	€ 66,582
Percentage of Total	0.14	0.33
Interest Rate Risk | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 174,409	€ 1,200
Percentage of Total	0.46	0.01
Interest Rate Risk | MtM IRS Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
MtM Derivates	€ 2,461	€ 5,983
Interest Rate Risk | Bank Loans
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	244,136	134,817
Financial liabilities, effect amortized cost	(240)	(230)
Total	€ 243,896	€ 134,587
Line item in the statement of financial position	Non-current financial assets/ Current financial assets/ Current financial liabilities/ Non-current financial liabilities	Non-current financial assets/ Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Interest Rate Risk | Bank Loans | Fix Through Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 151,927	€ 131,946
Interest Rate Risk | Bank Loans | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	1,805	2,467
Interest Rate Risk | Bank Loans | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	90,404	404
Interest Rate Risk | Bank Loans | MtM IRS Derivatives
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
MtM Derivates	2,461	5,983
Interest Rate Risk | Bank Overdrafts
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	84,005	13,244
Total	€ 84,005	€ 13,244
Line item in the statement of financial position	Current financial liabilities	Other financial liabilities
Interest Rate Risk | Bank Overdrafts | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount		€ 13,244
Interest Rate Risk | Bank Overdrafts | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 84,005
Interest Rate Risk | Financial Payables for Share Acquisition
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	175
Total	€ 175
Line item in the statement of financial position	Current financial liabilities	Current financial liabilities
Interest Rate Risk | Financial Payables for Share Acquisition | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 175
Interest Rate Risk | Financial Liabilities Due to Related Parties
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount		€ 871
Total		€ 871
Line item in the statement of financial position		Current financial liabilities
Interest Rate Risk | Financial Liabilities Due to Related Parties | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount		€ 871
Interest Rate Risk | Financial Liabilities Due to Other Lenders
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount		796
Total		€ 796
Line item in the statement of financial position		Current financial liabilities/Non-current financial liabilities
Interest Rate Risk | Financial Liabilities Due to Other Lenders | Floating
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount		€ 796
Interest Rate Risk | Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	50,000	50,000
Financial liabilities, effect amortized cost	(257)	(319)
Total	€ 49,743	€ 49,681
Line item in the statement of financial position	Non-current financial liabilities	Non-current financial liabilities
Interest Rate Risk | Notes | FIX
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Total nominal amount	€ 50,000	€ 50,000